Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,116	$ 19,001	$ 20,126
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,128	10,344	11,071
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,930	8,611	8,978
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 58	$ 46	$ 77